Prepayments and Other Current Assets	12 Months Ended
Mar. 31, 2025
HCYC Group Company Limited [Member]
Prepayments and Other Current Assets

NOTE 4 — PREPAYMENTS AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31, 2025	March 31, 2024
Prepaid expenses (1)	$33,669	$50,517
Other current asset	5,929	1,852
Total	$39,598	$52,369

(1)	Prepaid expenses represent the prepayments for insurance fees, IT supports, and other services that amortize within 12 months.